STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) subplan $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 77.0	$ 74.0	$ 75.0
Income tax benefits	16.0	$ 16.0	16.0
Unrecognized pretax compensation cost, amount	$ 0.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized pretax compensation cost, period for recognition	1 month 6 days
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized pretax compensation cost, period for recognition	1 year 9 months 18 days
Unrecognized pretax compensation cost, excluding options, amount	$ 77.0
Fair value of awards vested	$ 78.0
Weighted-average share price of awards granted (in USD per share) | $ / shares	$ 70.70
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Equity award conversion ratio (shares) | shares	1
DuPont 2020 Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares) | shares	15,000,000
Options granted (in shares) | shares	0	0
DuPont 2020 Equity and Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 12.0	$ 10.0	8.0
Income tax benefits	$ 2.0	$ 2.0	$ 2.0
Award requisite service period (in months)	12 months
Weighted-average stock option price (in USD per share) | $ / shares	$ 0	$ 0	$ 17.41
DuPont 2020 Equity and Incentive Plan | RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average share price of awards granted (in USD per share) | $ / shares	$ 70.70
DuPont 2020 Equity and Incentive and DuPont Omnibus Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term (in years)	10 years
DuPont 2020 Equity and Incentive and DuPont Omnibus Incentive Plans | RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period (in months)	6 months
DuPont 2020 Equity and Incentive and DuPont Omnibus Incentive Plans | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Equity award conversion ratio (shares) | shares	1
DuPont 2020 Equity and Incentive and DuPont Omnibus Incentive Plans | PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance target (percent)	0.00%
DuPont 2020 Equity and Incentive and DuPont Omnibus Incentive Plans | PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance target (percent)	200.00%
DuPont Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of subplans | subplan	2
Options granted (in shares) | shares	0	0	0
DuPont Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 27.0	$ 26.0	$ 25.0
Income tax benefits	$ 6.0	$ 6.0	$ 5.0
Award requisite service period (in months)	6 months
Options granted (in shares) | shares	0	0	0
DuPont Omnibus Incentive Plan | RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average share price of awards granted (in USD per share) | $ / shares	$ 0
TDCC Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term (in years)	10 years
Options granted (in shares) | shares	0	0	0
TDCC Stock Incentive Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year
TDCC Stock Incentive Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
EIDP Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares	0	0	0
EIDP Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period (in months)	6 months
Award vesting period (in years)	3 years
EIDP Equity Incentive Plan | Stock Options | Grants Between 2016 and 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	10 years
EIDP Equity Incentive Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period (in months)	6 months
Award vesting period (in years)	3 years
EIDP Equity Incentive Plan | RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
EIDP Equity Incentive Plan | RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	5 years